Annual Fund Operating Expenses - Invesco BulletShares 2029 High Yield Corporate Bond ETF - ETF	Sep. 08, 2021
Operating Expenses:
Management Fees	0.42%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.42%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.